10. DERIVATIVE LIABILITY (Details 5) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Number of shares underlying the Warrants	27,944,000	22,059,000
Fair market value of stock	$ 0.08	$ 0.13
Exercise Price		$ 0.21
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Exercise Price	$ 0.15
Volatility	127.00%	118.00%
Risk-free interest rate	80.00%	71.00%
Warrant life (years)	2 years 6 months	3 years 6 months
Maximum [Member]
Exercise Price	$ 0.21
Volatility	141.00%	134.00%
Risk-free interest rate	142.00%	150.00%
Warrant life (years)	4 years	4 years 9 months